Fair Value Measurements - Schedule of Fair Value Measurement Inputs and Valuation Techniques (Details) - Level 3 - Market and income approach - Measurement Input, Discount Rate	Mar. 31, 2024
Liability for Share-Based Compensation
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liability for share-based compensation	16.5
Contingent Consideration Payable [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Contingent consideration payable	5